Consolidated Statements of Operations and Comprehensive Income (Loss) (unaudited) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Revenues
Homebuilding	$ 498,915	$ 243,171	$ 114,973
Amenity and other	12,385	10,146	10,206
Land sales	6,466	32,596	16,303
Total revenues	517,766	285,913	141,482
Expenses
Homebuilding cost of revenues	405,538	198,885	91,519
Amenity and other	10,702	10,949	13,773
Land sales	823	22,003	8,111
Total real estate expenses	417,063	231,837	113,403
Selling, general and administrative expenses	79,586	50,305	35,638
Interest income and other	(154)	(447)	(2,218)
Interest expense	9,039	5,805	2,830
Total expenses	505,534	287,500	149,653
Equity in earnings (loss) from unconsolidated entities	154	(16)	(101)
Income (loss) before income taxes	12,386	(1,603)	(8,272)
Income tax expense	(436)	0	0
Net income (loss) and comprehensive income (loss)	11,950	(1,603)	(8,272)
Net income attributable to non-controlling interests in consolidated entities	0	329	1,205
Net income (loss) and comprehensive income (loss) attributable to AV Homes stockholders	11,950	(1,932)	(9,477)
Deemed dividend related to beneficial conversion feature of convertible preferred stock (Note 1)	0	0	(11,894)
Net income (loss) attributable to AV Homes common stockholders	$ 11,950	$ (1,932)	$ (21,371)
Basic and Diluted Loss Per Share (in dollars per share)	$ 0.54	$ (0.09)	$ (1.34)